Shareholder Report, Line Graph (Details) 194685_Themes US Cash Flow Champions ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 13, 2023	Sep. 30, 2025
Themes US Cash Flow Champions ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes US Cash Flow Champions ETF
Accumulated Value	$ 12,080	$ 10,000	$ 13,703
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value	12,549	10,000	$ 14,757
Solactive US Cash Flow Champions Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive US Cash Flow Champions Index
Accumulated Value	$ 12,114	$ 10,000	$ 13,798